Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 0.01 per share
Amount Registered | shares	1,682,804
Proposed Maximum Offering Price per Unit	75.20
Maximum Aggregate Offering Price	$ 126,546,860.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,476.12
Offering Note	This Registration Statement on Form S-8 covers (i) 1,682,804 ordinary shares that may be issued under the Wix.com Ltd. Amended and Restated 2013 Employee Stock Purchase Plan (the “2013 ESPP”), and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended, an indeterminate number of additional shares that may become issuable under the terms of the 2013 ESPP by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of outstanding ordinary shares of the Registrant.

2.Calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and (h) on the basis of the average of the high and low prices ($76.50 and $73.905) of the Registrant’s ordinary shares as quoted on the Nasdaq Global Select Market on May 6, 2026.